EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Profit attributable to ordinary equity holders of the parent (RMB)	¥ 746,477,441	¥ 1,413,028,383	¥ 365,697,352
Other equity instruments' distribution reserved (RMB)	(129,282,192)	(110,000,000)	(110,000,000)
Profit attributable to ordinary equity holders of the parent after adjusting other equity instruments' distribution reserved	¥ 617,195,249	¥ 1,303,028,383	¥ 255,697,352
Weighted average number of ordinary shares in issue	14,903,798,236	14,903,798,236	14,903,798,236
Effect of equity exchange arrangement (Note 18(b))	1,938,915,502
Weighted average number of ordinary shares in issue after adjusting the effect of equity exchange arrangement	16,842,713,738	14,903,798,236	14,903,798,236
Basic earnings per share (RMB)	¥ 0.037	¥ 0.087	¥ 0.017
Dilutive potential shares	0	0